Share Capital and other Contributed Capital - Additional Information (Details)					1 Months Ended			12 Months Ended
	May 20, 2021 USD ($) $ / shares shares	May 20, 2021 SEK (kr) shares	Mar. 22, 2021 USD ($) $ / shares	Mar. 22, 2021 SEK (kr)	Nov. 30, 2022 shares	May 31, 2022 shares	May 31, 2021 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2021 kr / shares	May 20, 2021 kr / shares shares	Mar. 22, 2021 kr / shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value | (per share)	$ 0.00018		$ 0.00017								kr 0.0015	kr 0.00148
Voting power description								The shares carry a voting power of one vote/share.
Bonus issue	$ 1,100	kr 8,900	$ 62,800	kr 535,200
Redemption of shares	58,000										58,000
Reduction of share capital through retirement of shares	$ 10.35	86.24
Exercise of warrants	7,100	59,000.0							$ 38,503,000
Increase (Decrease) through conversion of ordinary shares in to loan	$ 1,100	9,200
Number of shares issued	64,688,000										64,688,000
Increase (decrease) in equity	$ 11,700	kr 97,000.0
Other contributed capital | $								$ 1,628,045,000	1,628,103,000
Foreign currency translation reserve | $								(171,483,000)	(74,486,000)
Accumulated deficit | $								$ (665,524,000)	$ (308,423,000)
Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Warrants outstanding								68,847,000	69,497,000
Treasury Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares outstanding								107,000	0
2021 Incentive Award Plan
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants, granted							69,497,000
Shares issued in exercise of warrants						650,000
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares outstanding								592,320,000	591,777,000
Par value | (per share)									$ 0.00018	kr 0.0015
Shares issued in exercise of warrants	39,317,000	39,317,000
Ordinary shares issued to convert loan	6,124,000	6,124,000
Ordinary Shares | 2021 Incentive Award Plan
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued to convert loan						650,000
American Depositary Shares | 2021 Incentive Award Plan
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued to convert loan					156,000	387,000